Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Finished goods	$ 306	$ 173	$ 284
Work in process	290	81	111
Raw materials and supplies	792	982	739
Total inventory	$ 1,388	$ 1,236	$ 1,134